UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-03714
                                                      -----------

                         Phoenix CA Tax-Exempt Bond Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



             Kevin J. Carr, Esq.
         Vice President, Chief Legal Officer,           John H. Beers, Esq.
 Counsel and Secretary for Registrant               Vice President and Counsel
       Phoenix Life Insurance Company             Phoenix Life Insurance Company
              One American Row                           One American Row
           Hartford, CT 06103-2899                    Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                    Date of reporting period: April 30, 2007
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT



PHOENIX CA TAX-EXEMPT BOND FUND








                      |
                      |                  | WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:           |                  | DOCUMENT E-MAILED TO YOU?
PHOENIX CA TAX-EXEMPT |                  | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
BOND FUND             |  April 30, 2007  | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

TABLE OF CONTENTS



Glossary ..............................................................    2
Disclosure of Fund Expenses ...........................................    3
Phoenix CA Tax-Exempt Bond Fund .......................................    4
Notes to Financial Statements .........................................   14
Report of Independent Registered Public Accounting Firm ...............   17
Board of Trustees' Consideration of Investment Advisory Agreements ....   18
Results of Shareholder Meeting ........................................   20
Fund Management Tables ................................................   22




--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The adviser and subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix CA Tax-Exempt Bond Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS



DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

      We are pleased to provide this report for the fiscal year ended April 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOsSM (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds including PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.

Sincerely,

/s/ George R. Aylward
--------------------------------
George R. Aylward
President, PhoenixFunds
MAY 2007

GLOSSARY




AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHA
Federal Housing Administration

FNMA OR "FANNIE MAE" (FEDERAL NATIONAL MORTGAGE ASSOCIATION)
A congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not the U.S. government.

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX
The Lehman Brothers California Municipal Bond Index measures long term investment grade, tax-exempt and fixed rate bonds issued in California. The index is calculated on a total return basis.

MBIA
Municipal Bond Insurance Association

VA
Department of Veterans Affairs

XLCA (XL CAPITAL ASSURANCE)
A monoline financial guarantee insurance company that provides triple-A rated financial guaranty insurance for the asset-backed structured finance, structured investment products, future flow, global infrastructure project finance, power & utilities, public finance, and bank deposit insurance markets worldwide.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.



INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX CA TAX-EXEMPT BOND FUND



DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF OCTOBER 31, 2006 TO APRIL 30, 2007)
     We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the CA Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I Shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning          Ending                         Expenses
                       Account          Account          Annualized       Paid
                        Value            Value            Expense        During
                      10/31/06          4/30/07            Ratio         Period*
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I              $1,000.00        $1,011.60            0.65%          $3.24
Class A               1,000.00         1,010.60            0.90            4.49
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I               1,000.00         1,021.53            0.65            3.26
Class A               1,000.00         1,020.28            0.90            4.52
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

PHOENIX CA TAX-EXEMPT BOND FUND




PORTFOLIO MANAGER'S REPORT, TIMOTHY M. HEANEY, CFA



For the Fund's fiscal year ended April 30, 2007,

o Class A shares returned 5.40%; the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 7.36%; the Lehman Brothers California Municipal Bond Index, the Fund's style-specific benchmark, returned 6.13%.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

The municipal bond market was dominated by three themes over the past year:
A record issuance of municipal bonds;

o In 2006, municipal bond issuance exceeded $380 billion for the third time in history.

o Low interest rates created an attractive environment for municipalities to issue new bonds to finance growing infrastructure needs and to refinance older, more expensive bonds.

o Based on issuance through the first four months of 2007, new supply of municipal bonds is projected to exceed $400 billion for the year and challenge 2005's record level.

Increased demand for municipal bonds from institutional and individual investors;

o Individual investors, the largest class of owners of municipal bonds, had not been major buyers of bonds as the equity market garnered significant attention and interest rates declined significantly over the past few years.

o As interest rates moved higher since 2004's record low levels and individual investors further diversified their investment portfolios, the demand for tax-exempt municipal bonds increased--which helped to keep prices relatively stable.

o Increased use of municipal bonds in the broader fixed-income strategies of hedge funds, broker-dealer proprietary trading accounts and total return fixed-income funds also resulted in increased demand for the sector.

Continued strong performance from the lowest-rated sectors;

o Each sector--especially those rated below investment grade, such as tobacco settlement bonds, airport bonds and transportation bonds--saw returns significantly exceed the general municipal bond market, as measured by the Lehman Brothers(R) Municipal Bond Index.

o In some cases, returns exceeded the Index by over 9%, as investor demand for yield pushed prices significantly higher.

The Fund continued to maintain a large allocation to higher-quality bonds, as evidenced by the portfolio's 84% weighting to AAA-rated securities (based on current Moody's and S&P ratings).

Although the Fund does own BBB-rated bonds, it is prohibited from owning bonds with ratings below investment grade.

The Fund's emphasis on higher-quality bonds hurt relative performance over the past 12 months, as lower-quality bonds continued to outperform higher-quality issues due to improvements in the California economy.

o As a result of this economic improvement and higher tax revenues, credit risk premiums for California municipal bonds moved lower over the past 12 months.

o Investors began to demand lower-yield premiums on California-issued bonds due to the state's improved credit profile.

As interest rates remained low, demand for higher-yielding bonds outstripped supply, helping prices to increase beyond the general market.

The municipal yield curve flattened to its tightest level in many years, as longer-term interest rates declined while shorter-term rates increased.

o This flattening municipal yield curve caused longer-maturity bonds to outperform their shorter-term counterparts by well over 3%.

o The Fund had greater exposure to the intermediate segment of the yield curve during the past 12 months, which hampered its performance.






THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED. FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix CA Tax-Exempt Bond Fund


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 4/30/07
--------------------------------------------------------------------------------



                                                                                          INCEPTION      INCEPTION
                                                   1 YEAR       5 YEARS      10 YEARS     TO 4/30/07       DATE
                                                  --------      --------     --------     ----------     ----------
Class I (f/k/a Class X) Shares at NAV (2)              --            --           --         1.79%        9/29/06

Class A Shares at NAV (2)                            5.40%         4.24%        4.97%          --              --
Class A Shares at POP (3,4)                          0.40          3.23         4.46           --              --

Lehman Brothers Aggregate Bond Index                 7.36          5.06         6.35         3.31         9/29/06
Lehman Brothers California Municipal Bond Index      6.13          5.42         5.97         2.41         9/29/06



   ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.



--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 4/30
--------------------------------------------------------------------------------


This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/97 in Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

           Phoenix California    Lehman Brothers        Lehman Brothers
           Tax Exempt Bond     California Municipal     Aggregate Bond
             Fund Class A         Bond Index                Index

4/30/97         9525.00            10000.00                10000.00
4/30/98        10367.00            10979.00                11091.00
4/30/99        10980.00            11799.00                11787.00
4/28/00        10742.00            11636.00                11935.00
4/30/01        11700.00            12783.00                13413.00
4/30/02        12569.00            13714.00                14465.00
4/30/03        13598.00            14816.00                15979.00
4/30/04        13693.00            15203.00                16270.00
4/29/05        14581.00            16408.00                17125.00
4/28/06        14684.00            16826.00                17247.00
4/30/07        15478.00            17857.00                18516.00



For information regarding the indexes, see the glossary on page 2.

Phoenix CA Tax-Exempt Bond Fund


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Pre-Refunded                                   27%
General Obligation                             19
General Revenue                                15
Water & Sewer Revenue                           9
Development Revenue                             6
Power Revenue                                   5
Education Revenue                               5
Other (includes short-term investments)        14



                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                    ----------   --------------
MUNICIPAL TAX-EXEMPT BONDS(d)--98.1%
DEVELOPMENT REVENUE--5.8%
Hercules Redevelopment Agency Tax-Allocation
5%, 8/1/29 (AMBAC Insured) .....................    $   500     $    525,890

Los Angeles Community Redevelopment Agency,
Series A 6.55%, 1/1/27 (AMBAC/FHA Insured) .....        100          100,293

Ontario Redevelopment Financing Authority,
Project No. 1 6.90%, 8/1/10 (MBIA Insured) .....         70           77,054

Ontario Redevelopment Financing Authority,
Project No. 1 5.25%, 8/1/13 (MBIA Insured) .....        500          535,860

Riverside County Redevelopment Agency, Jurup
Valley Project Area Tax-Allocation
(AMBAC Insured) 5.25%, 10/1/17 .................        250          269,778

San Diego Redevelopment Agency, Center City
Series A 4.75%, 9/1/30 (AMBAC Insured) .........        500          514,400

San Diego Redevelopment Agency, Center City
Series B 5.35%, 9/1/24 (AMBAC Insured) .........      1,000        1,055,180

Santa Clara Redevelopment Agency Tax Allocation
5%, 6/1/22 (MBIA Insured) ......................      1,000        1,052,350
                                                                ------------
                                                                   4,130,805
                                                                ------------
EDUCATION REVENUE--4.5%
Los Angeles Unified School District, Certificate of
Participation Series B 5%, 10/1/31
(AMBAC Insured) ................................      1,000        1,031,460



                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                    ----------   --------------
EDUCATION REVENUE--CONTINUED
North City West School Facilities Financing
Authority, Series B 5.25%, 9/1/19
(AMBAC Insured) ................................    $ 1,000     $  1,114,470

Sweetwater Unified High School District, Public
Financing Authority, Series A 5%, 9/1/29
(FSA Insured) ..................................      1,000        1,049,220
                                                                ------------
                                                                   3,195,150
                                                                ------------
GENERAL OBLIGATION--18.5%
Antelope Valley Union High School District,
Series A 5%, 2/1/27 (MBIA Insured) .............      1,000        1,050,770

Brea & Olinda Unified School District,
Series A 6%, 8/1/15 (FGIC Insured) .............        150          173,619

Butte-Glenn Community College District,
Series A 5.50%, 8/1/19 (MBIA Insured) ..........      1,000        1,092,780

California State 6.25%, 4/1/08 .................        825          844,462
California State 5.50%, 4/1/10 (MBIA Insured) ..        200          210,632
California State 5.25%, 6/1/16 .................         80           80,491
California State 5%, 2/1/20 ....................        750          788,475
California State 4.50%, 8/1/30 .................      1,000          989,980

California State Veterans Bonds,
Series BG 5.15%, 12/1/14 .......................        895          918,547

California State Veterans Bonds,
Series CC 4.50%, 12/1/37 .......................        330          326,205



                       See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund


                                                         PAR
                                                        VALUE
                                                        (000)          VALUE
                                                     ----------   --------------
GENERAL OBLIGATION--CONTINUED
Desert Community College District
5%, 8/1/18 (MBIA Insured) ...........................   $   990   $  1,068,992

Gilroy Unified School District 5%,
8/1/27 (FGIC Insured) ...............................       500        525,385

Grossmont-Cuyamaca Community College,
District Election of 2002, Series A 5%, 8/1/19
(MBIA Insured) ......................................       250        264,955

Los Angeles Unified School District
4.50%, 1/1/28 (MBIA Insured) ........................       500        502,485

Metropolitan Water District Southern California,
Series A 5.25%, 3/1/11 ..............................       180        184,259

Oakland Unified School District, Alameda County
4.375%, 8/1/28 (FSA Insured) ........................       500        493,500

Santa Ana Unified School District 5.70%,
8/1/22 (FGIC Insured) ...............................       400        427,520

Santa Clara Unified School District 5.50%,
7/1/20 (FGIC Insured) ...............................     1,000      1,062,090

Walnut Valley Unified School District,
Series A 0%, 8/1/19 (MBIA Insured) ..................     3,095      1,532,830

Wiseburn School District, Series A 5%,
8/1/17 (MBIA Insured) ...............................       580        628,407
                                                                  ------------
                                                                    13,166,384
                                                                  ------------
GENERAL REVENUE--15.4%
Anaheim Public Financing Authority,
Series C 6%, 9/1/16 (FSA Insured) ...................     1,600      1,854,608

Beverly Hills Public Financing Authority
4.50%, 6/1/28 .......................................       500        500,885

California State Public Works Board, Department of
Health Services, Richmond Lab Series B
5%, 11/1/17 (XLCA Insured) ..........................       460        495,944

California State Public Works Board, Highway
Patrol Series C 5.25%, 11/1/20 ......................       500        525,050

Fontana Public Financing Authority Tax Allocation
5%, 10/1/29 (AMBAC Insured) .........................     1,000      1,056,890

Golden State Tobacco Securitization Corp.
Series A-1 5.125%, 6/1/47 ...........................       750        750,495

Los Angeles County Public Works Financing
Authority, Series A 5.50%, 10/1/18 (FSA Insured) ....       450        491,697


                                                         PAR
                                                        VALUE
                                                        (000)          VALUE
                                                     -----------  --------------
GENERAL REVENUE--CONTINUED
Pomona Certificates of Participation
5.50%, 6/1/28 (AMBAC Insured) ......................  $   1,365   $  1,508,038

San Diego County Certificates of Participation
5.25%, 11/1/15 (AMBAC Insured) ......................       960      1,024,781

San Jose Financing Authority, Series F
5%, 9/1/15 (MBIA Insured) ...........................     1,000      1,054,490

South Bay Regional Public Communications
Authority 4.75%, 1/1/31 (ACA Insured) ...............       635        636,429

South Coast Air Quality Management Corp.
6%, 8/1/11 (AMBAC Insured) ..........................     1,000      1,082,570
                                                                  ------------
                                                                    10,981,877
                                                                  ------------
HIGHER EDUCATION REVENUE--3.0%
California Educational Facilities Authority,

Chapman University 5.375%, 10/1/16
(Connie Lee Insured) ................................        60         61,019

California State Public Works Board, University of
California Series D 5%, 5/1/30 ......................     1,000      1,049,690

University of California Series B 4.75%, 5/15/38 ....       500        508,360

University of California Series G 4.75%, 5/15/35
(FGIC Insured) ......................................       525        536,959
                                                                  ------------
                                                                     2,156,028
                                                                  ------------
MEDICAL REVENUE--3.5%
California Health Facilities Financing Authority,
Cedars-Sinai Medical Center 5%, 11/15/34 ............       500        515,045

California Health Facilities Financing Authority,
Stanford Hospital and Clinics Series A
5%, 11/15/14 ........................................       250        266,465

California State Public Works Board, Department of
Mental Health Series A 5.50%, 6/1/16 ................     1,000      1,099,390

San Joaquin General Hospital Project, Certificates
of Participation 5.25%, 9/1/12 (MBIA Insured) .......       100        104,317

Santa Clara County Financing Authority,
Series A 7.75%, 11/15/11 (AMBAC Insured) ............       400        466,672
                                                                  ------------
                                                                     2,451,889
                                                                  ------------
MUNICIPAL UTILITY DISTRICT REVENUE--2.7%
Sacramento Municipal Utilities District, Financing
Authority 4.75%, 7/1/26 (MBIA Insured) ..............       500        519,165

Sacramento Municipal Utility District,
Series O 5.25%, 8/15/10 (MBIA Insured) ..............       500        526,415



                       See Notes to Financial Statements
8

Phoenix CA Tax-Exempt Bond Fund


                                                         PAR
                                                        VALUE
                                                        (000)          VALUE
                                                     ----------   --------------
MUNICIPAL UTILITY DISTRICT REVENUE--CONTINUED
Sacramento Municipal Utility District,
Series O 5.25%, 8/15/15 (MBIA Insured) ..............   $   310   $    329,992

Sacramento Municipal Utility District,
Series P 5.25%, 8/15/17 (FSA Insured) ...............       500        532,245
                                                                  ------------
                                                                     1,907,817
                                                                  ------------
NATURAL GAS REVENUE--0.8%
Roseville Natural Gas Financing Authority
5%, 2/15/24 .........................................       500        537,775

POWER REVENUE--5.1%
Los Angeles Water and Power Series A-A-2,
5%, 7/1/19 (MBIA insured) ...........................       760        807,067

Northern California Power Agency, Hydroelectric
Project Series A 5%, 7/1/15 (MBIA Insured) ..........     1,000      1,024,290

Northern California Power Agency, Hydroelectric
Project Series A 5.20%, 7/1/32 (MBIA Insured) .......     1,120      1,146,768

Southern California Public Power Authority,
Series B 5%, 7/1/12 (FSA Insured) ...................       635        676,504
                                                                  ------------
                                                                     3,654,629
                                                                  ------------
PRE-REFUNDED--26.5%
Contra Costa County Home Mortgage
7.50%, 5/1/14 (GNMA Collateralized)(b) ..............       500        608,580

Covina Community Redevelopment Agency
8.80%, 1/1/08(b) ....................................        60         62,003

Cypress Single Family Residential Mortgage
Series B 7.25%, 1/1/12
(Private Mortgage Insurance)(b) .....................       200        230,868

Duarte Redevelopment Agency Single Family
Mortgage, Series A 6.875%, 11/1/11
(FNMA Collateralized)(b) ............................       300        340,569

Huntington Park Redevelopment Agency
Single Family Residential Mortgage,
Series A 8%, 12/1/19 (FHA/VA/PRIV MTGS Insured)(b) ..     2,400      3,373,656

Los Angeles Harbor Department 7.60%, 10/1/18(b) .....       945      1,139,727

Lucia Mar Unified School District, Election of
2004 Series A, 5%, 8/1/27 Prerefunded
8/1/14 @ 100 (FGIC Insured) .........................     1,000      1,085,200

M-S-R Public Power Agency San Juan Project
Series D, 6.75%, 7/1/20 (MBIA Insured)(b) ...........     1,920      2,252,102

Modesto Wastewater Treatment Facility
6%, 11/1/12 (MBIA Insured)(b) .......................       735        822,230


                                                         PAR
                                                        VALUE
                                                        (000)          VALUE
                                                     ----------   --------------
PRE-REFUNDED--CONTINUED
Northern California Power Agency 7.50%,
7/1/23 Prerefunded 7/1/21 @ 100
(AMBAC Insured) .....................................   $   195   $    261,747

Pomona Unified School District Series C
5.60%, 8/1/12 (MBIA Insured)(b) .....................     1,500      1,642,125

Riverside County Single Family Issue B
8.625%, 5/1/16 (GNMA Collateralized)(b) .............     1,000      1,350,120

Riverside County Single Family Series A
7.80%, 5/1/21 (GNMA Collateralized)(b) ..............     4,000      5,512,320

Stockton Housing Facility, O'Connor Woods
Project Series A, 5.60%, 3/20/28 Prerefunded
9/20/17 @ 100 (GNMA Collateralized)(b) ..............       200        201,530
                                                                  ------------
                                                                    18,882,777
                                                                  ------------
TRANSPORTATION REVENUE--3.5%
Alameda Corridor Transportation Authority,
Series A 5.125%, 10/1/16 (MBIA Insured) .............       150        156,538

Alameda Corridor Transportation Authority,
Series A 5.125%, 10/1/17 (MBIA Insured) .............       125        130,419

Los Angeles County Metropolitan Transportation
Authority, Sales Tax Series A 4.50%, 7/1/32
(AMBAC Insured) .....................................       500        499,975

Los Angeles Harbor Department Revenue
(MBIA Insured) 4.50%, 8/1/27 ........................       500        492,130

Port of Oakland Series I 5.60%, 11/1/19
(MBIA Insured) ......................................     1,000      1,029,010

San Francisco Bay Area Rapid Transit District
5.25%, 7/1/17 .......................................       180        184,941
                                                                  ------------
                                                                     2,493,013
                                                                  ------------
WATER & SEWER REVENUE--8.8%
Delta Diablo Sanitation District, Certificates of
Participation 0%, 12/1/16 (MBIA Insured) ............     1,070        726,744

East Bay Municipal Utility District Water System
5.25%, 6/1/18 (MBIA Insured) ........................     1,035      1,098,797

El Dorado Irrigation District, Certificates of
Participation Series A 5.25%, 3/1/16 (FGIC Insured) .       365        393,207

Metropolitan Water District of Southern California
Waterworks Series B-3, 5%, 10/1/29 (MBIA Insured) ...     1,000      1,055,810



                       See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund

                                                         PAR
                                                        VALUE
                                                        (000)          VALUE
                                                     ----------   --------------
WATER & SEWER REVENUE--CONTINUED
Modesto Wastewater, Series A
5%, 11/1/19 (FSA Insured) ...........................   $   245   $   263,228

Mountain View Shoreline Regional Park Community,
Series A 5.50%, 8/1/21 (MBIA Insured) ...............     1,000     1,014,390

Redlands Financing Authority, Series A 5%, 9/1/17
(FSA Insured) .......................................     1,000     1,049,120

Sweetwater Water Authority 5.25%, 4/1/10
(AMBAC Insured) .....................................       125       128,284

Westlands Water District,  Certificates of
Participation 5.25%, 9/1/14 (MBIA Insured) ..........       500       543,275
                                                                  ------------
                                                                    6,272,855
                                                                  ------------
------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $66,765,716)                                      69,830,999
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $66,765,716)                                      69,830,999
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(c)--0.7%
Old Line Funding LLC 5.30%, 5/1/07 ..................       500       500,000
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $500,000)                                            500,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $67,265,716) .......................              70,330,999(a)

Other assets and liabilities, net--1.2% .............                 864,366
                                                                 ------------
NET ASSETS--100.0% $ ................................            $ 71,195,365
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,243,477 and gross depreciation of $178,194 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $67,265,716.
(b)  Escrowed to maturity.
(c)  The rate shown is the discount rate.
(d) At April 30, 2007, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
     California 98%. At April 30, 2007, 81% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 34%, AMBAC 15% and GNMA 11%.




                       See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007

ASSETS
Investment securities at value
     (Identified cost $67,265,716)                                $70,330,999
Cash                                                                    2,042
Receivables
     Interest                                                       1,074,451
     Fund shares sold                                                     356
Trustee retainer                                                          320
Prepaid expenses                                                       23,421
Other assets                                                           14,591
                                                                  -----------
          Total assets                                             71,446,180
                                                                  -----------
LIABILITIES
Payables
     Fund shares repurchased                                           36,057
     Dividend distributions                                           122,497
     Professional fee                                                  41,647
     Trustee deferred compensation plan                                14,591
     Distribution and service fees                                      8,658
     Investment advisory fee                                            5,795
     Administration fee                                                 4,975
     Transfer agent fee                                                 3,902
     Other accrued expenses                                            12,693
                                                                  -----------
          Total liabilities                                           250,815
                                                                  -----------
NET ASSETS                                                        $71,195,365
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $68,066,594
Distributions in excess of net investment income                      (11,393)
Accumulated net realized gain                                          74,881
Net unrealized appreciation                                         3,065,283
                                                                  -----------
NET ASSETS                                                        $71,195,365
                                                                  ===========
CLASS I (F/K/A CLASS X)
Net asset value and offering price per share                           $12.25
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                        2,363,800
Net Assets                                                        $28,952,002

CLASS A
Net asset value per share (net assets/shares outstanding)              $12.26
Maximum offering price per share $12.26/(1-4.75%)                      $12.87
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                        3,446,708
Net Assets                                                        $42,243,363



                            STATEMENT OF OPERATIONS
                           YEAR ENDED APRIL 30, 2007

INVESTMENT INCOME
Interest                                                          $ 2,837,575
                                                                  -----------
          Total investment income                                   2,837,575
                                                                  -----------
EXPENSES
Investment advisory fee                                               274,146
Service fees, Class A                                                 110,116
Distribution and service fees, Class B                                    360
Financial agent fee                                                     4,757
Administration fee                                                     45,433
Transfer agent                                                         43,028
Registration                                                           37,133
Professional                                                           46,680
Printing                                                               36,569
Trustees                                                               13,164
Custodian                                                               1,793
Miscellaneous                                                           8,304
                                                                  -----------
          Total expenses                                              621,483
Less expenses reimbursed by investment adviser                       (126,294)
Custodian fees paid indirectly                                         (1,333)
                                                                  -----------
          Net expenses                                                493,856
                                                                  -----------
NET INVESTMENT INCOME (LOSS)                                        2,343,719
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               608,058
Net change in unrealized appreciation (depreciation)
     on investments                                                   (35,915)
                                                                  -----------
NET GAIN (LOSS) ON INVESTMENTS                                        572,143
                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                              $ 2,915,862
                                                                  ===========


                        See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund



                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Year Ended                 Year Ended
                                                                                April 30, 2007            April 30, 2006
                                                                                --------------            --------------
FROM OPERATIONS
     Net investment income (loss)                                                 $  2,343,719             $  1,952,819
     Net realized gain (loss)                                                          608,058                  432,035
     Net change in unrealized appreciation (depreciation)                              (35,915)              (1,974,765)
                                                                                  ------------             ------------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     2,915,862                  410,089
                                                                                  ------------             ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class I (f/k/a Class X)                                   (697,795)                      --
     Net investment income, Class A                                                 (1,690,149)              (1,976,050)
     Net investment income, Class B                                                     (1,144)                  (5,596)
     Net realized short-term gains, Class I (f/k/a Class X)                                 --                       --
     Net realized short-term gains, Class A                                                 --                   (7,843)
     Net realized short-term gains, Class B                                                 --                      (27)
     Net realized long-term gains, Class I (f/k/a Class X)                            (258,374)                      --
     Net realized long-term gains, Class A                                            (373,662)                (498,000)
     Net realized long-term gains, Class B                                                  --                   (1,687)
                                                                                  ------------             ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           (3,021,124)              (2,489,203)
                                                                                  ------------             ------------
FROM SHARE TRANSACTIONS
CLASS I (F/K/A CLASS X)
     Proceeds from sales of shares (130,069 and 0 shares, respectively)              1,488,601                       --
     Net asset value of shares issued from reinvestment of distributions
          (26,643 and 0 shares, respectively)                                          328,578                       --
     Proceeds from shares issued in conjunction with Plan of Reorganization
          (2,502,631 and 0 shares, respectively) (See Note 9)                       31,007,694                       --
     Cost of shares repurchased (295,543 and 0 shares, respectively)                (3,525,924)                      --
                                                                                  ------------             ------------
Total                                                                               29,298,949                       --
                                                                                  ------------             ------------
CLASS A
     Proceeds from sales of shares (55,322 and 35,582 shares, respectively)            680,545                  445,479
     Net asset value of shares issued from reinvestment of distributions
          (94,275 and 111,990 shares, respectively)                                  1,160,864                1,394,358
     Proceeds from shares issued in connection with reclassification from
           Class B Shares (5,779 and 0 shares, respectively) (See Note 1)               71,834                       --
     Cost of shares repurchased (499,472 and 534,497 shares, respectively)          (6,124,159)              (6,666,988)
                                                                                  ------------             ------------
Total                                                                               (4,210,916)              (4,827,151)
                                                                                  ------------             ------------
CLASS B
     Proceeds from sales of shares (31 and 3,113 shares, respectively)                     374                   38,580
     Net asset value of shares issued from reinvestment of distributions
          (32 and 196 shares, respectively)                                                396                    2,449
     Proceeds from shares issued in connection with reclassification to
          Class A Shares (5,774 and 0 shares, respectively) (See Note 1)               (71,834)                      --
Cost of shares repurchased (6,880 and 7,768 shares, respectively)                      (84,193)                 (97,075)
                                                                                  ------------             ------------
Total                                                                                 (155,257)                 (56,046)
                                                                                  ------------             ------------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      24,932,776               (4,883,197)
                                                                                  ------------             ------------
     NET INCREASE (DECREASE) IN NET ASSETS                                          24,827,514               (6,962,311)

NET ASSETS
     Beginning of period                                                            46,367,851               53,330,162
                                                                                  ------------             ------------
     END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
          INCOME AND UNDISTRIBUTED NET INVESTMENT INCOME OF $(11,393) AND
          $33,976, RESPECTIVELY)                                                  $ 71,195,365             $ 46,367,851
                                                                                  ============             ============

                       See Notes to Financial Statements

Phoenix CA Tax-Exempt Bond Fund




                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                   CLASS I (f/k/a Class X)
                                             -----------------------------------
                                                       FROM INCEPTION
                                                   SEPTEMBER 29, 2006 TO
                                                       APRIL 30, 2007
                                                    ----------------------
Net asset value, beginning of period                        $12.43
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)                             0.28(2)
     Net realized and unrealized gain (loss)                 (0.06)
                                                            ------
          TOTAL FROM INVESTMENT OPERATIONS                    0.22
                                                            ------
LESS DISTRIBUTIONS
     Dividends from net investment income                    (0.30)
     Distributions from net realized gains                   (0.10)
                                                            ------
          TOTAL DISTRIBUTIONS                                (0.40)
                                                            ------
Change in net asset value                                    (0.18)
                                                            ------
NET ASSET VALUE, END OF PERIOD                              $12.25
                                                            ======
Total return                                                  1.79%(5)
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)                 $28,952
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                                   0.64%(4)
     Gross operating expenses                                 0.79%(4)
     Net investment income                                    3.90%(4)
Portfolio turnover                                              19%(5)



                                                                              CLASS A
                                            ---------------------------------------------------------------------------
                                                                         YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------------------
                                                2007               2006          2005          2004          2003
Net asset value, beginning of period           $12.19             $12.71        $12.49        $12.99        $12.82
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)                0.47(2)            0.49(2)       0.48(2)       0.48          0.50
     Net realized and unrealized gain (loss)     0.18              (0.39)         0.30         (0.38)         0.51
                                               ------             ------        ------        ------        ------
          TOTAL FROM INVESTMENT OPERATIONS       0.65               0.10          0.78          0.10          1.01
                                               ------             ------        ------        ------        ------
LESS DISTRIBUTIONS
     Dividends from net investment income       (0.48)             (0.49)        (0.47)        (0.47)        (0.49)
     Distributions from net realized gains      (0.10)             (0.13)        (0.09)        (0.13)        (0.35)
                                               ------             ------        ------        ------        ------
          TOTAL DISTRIBUTIONS                   (0.58)             (0.62)        (0.56)        (0.60)        (0.84)
                                               ------             ------        ------        ------        ------
     Change in net asset value                   0.07              (0.52)         0.22         (0.50)         0.17
                                               ------             ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                 $12.26             $12.19        $12.71        $12.49        $12.99
                                               ======             ======        ======        ======        ======
Total return(1)                                  5.40%              0.71%         6.48%         0.71%         8.19%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)    $42,243            $46,214       $53,113       $57,334       $68,109
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                      0.87%              1.02%(3)      1.19%         1.19%         1.09%
     Gross operating expenses                    1.10%              1.28%         1.19%         1.19%         1.09%
     Net investment income                       3.81%              3.69%         3.78%         3.69%         3.84%
Portfolio turnover                                 19%                 8%           11%           11%           27%


(1)  Sales charges are not reflected in total return calculation.
(2)  Computed using average shares outstanding.
(3)  Represents a blended net expense ratio.
(4)  Annualized.
(5)  Not annualized.


                       See Notes to Financial Statements

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007

1. ORGANIZATION
   Phoenix CA Tax-Exempt Bond Fund (the "Fund") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   The Fund is diversified and has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

     The Fund offers Class I and Class A shares. Class I (prior to January 5, 2007, formerly known as Class X shares) shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 4.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year following purchases on which a finder's fee has been paid.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable and tax-exempt income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective six months following the end of the fiscal year ended April 30, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Income distributions are recorded daily. Capital gain distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (CONTINUED)



3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.

   Effective April 1, 2007, Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect, wholly-owned subsidiary of PNX, became the subadviser to the Fund. The portfolio managers will continue in their current role. The Fund's investment objective and strategy will remain the same. The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser. The subadviser manages the investments of the Fund.

   The Adviser has contractually agreed to limit the Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses) through September 30, 2007, so that such expenses do not exceed 0.60% for Class I (f/k/a Class X) shares and 0.85% for Class A shares. The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $3,778 for Class A shares for the fiscal year (the "period") ended April 30, 2007.

   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% of the average daily net assets for Class A shares.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in The Phoenix Funds and The Phoenix Edge Series Fund.

   Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the year ended April 30, 2007, the Trust incurred administration and/or financial agent fees totaling $50,190.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the year ended April 30, 2007, transfer agent fees were $43,028.

   Until March 1, 2007, the Fund provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at April 30, 2007.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the year ended April 30, 2007, were $11,360,663, and $18,095,015, respectively.

   There were no purchases or sales of long-term U.S. Government and agency securities.

5. 10% SHAREHOLDERS
   As of April 30, 2007, the Fund had one individual shareholder account which individually amounted to 14.3% of the total shares outstanding of the Fund. The shareholder is not affiliated with PNX.

6. CREDIT RISK AND ASSET CONCENTRATION
   The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

7. INDEMNIFICATIONS
   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (CONTINUED)


Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.


9. MERGER
   On October 6, 2006, the Fund acquired all of the net assets of the Phoenix CA Intermediate Tax-Free Bond Fund ("CA Intermediate Tax-Free Bond Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Phoenix Asset Trust on July 28, 2006. The acquisition was accomplished by a tax-free exchange of 2,502,631 Class X shares of the Fund outstanding on October 6, 2006 (valued at $31,007,694) for 2,950,295 Class I (f/k/a Class X) shares of the CA Intermediate Tax-Free Bond Fund outstanding on October 6, 2006. The Intermediate Tax-Free Bond Fund had net assets on that date of $31,007,694 including $262,753 of net appreciation, which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $75,668,163. The shareholders of the CA Intermediate Tax-Free Bond Fund received for each share owned approximately 0.85 Class X share of the same class of the Fund.

10. FEDERAL INCOME TAX INFORMATION
   For the period ended April 30, 2007, the Fund utilized losses deferred in prior years against current year capital gains of $19,106. The loss was acquired with the merger of CA Intermediate Tax Free Fund.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $0 (which includes $0 of tax-exempt income) and undistributed long-term capital gains of $74,881.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Dividends from net investment income reported in the Statement of Changes in Net Assets include $2,315,871 of tax-exempt income.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of April 30, 2007, the Fund decreased accumulated net realized gain by $19,106 and increased paid-in capital by $19,106.

12. OTHER
   Effective September 28, 2006, the Fund's Class B shares were converted to Class A shares at their net asset value. Class B shares have ceased to exist and are no longer available for sale.



--------------------------------------------------------------------------------
TAX INFORMATION NOTICE (UNAUDITED)
For federal income tax purposes, 97% of the income dividends paid by the Fund qualify as exempt-interest dividends. For the fiscal year ended April 30, 2007, the Fund hereby designates $588,952 as long-term capital gain dividends.
--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PRICEWATERHOUSECOOPERS [GRAPHIC OMITTED]


To the Board of Trustees and Shareholders of Phoenix CA Tax-Exempt Bond Fund

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix CA Tax-Exempt Bond Fund (the "Fund") at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
---------------------------------

Boston, Massachusetts
June 22, 2007

BOARD  OF  TRUSTEES'   CONSIDERATION  OF  INVESTMENT  ADVISORY  AND  SUBADVISORY
AGREEMENTS  FOR  PHOENIX CA  TAX-EXEMPT  BOND FUND (THE  "FUND")
APRIL 30, 2007 (UNAUDITED)


    The Board of Trustees (the "Board") is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At meetings held on November 15-16, 2006 and March 1, 2007, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix
Investment Counsel, Inc. ("PIC" or "Advisor") and the Fund and approved a subadvisory agreement (the "Subadvisory Agreement") between PIC and Goodwin Capital Advisers, Inc. ("Goodwin" or "Subadvisor"), respectively. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Effective April 1, 2007, Goodwin became Subadvisor to the Fund as a result of a restructuring of the advisory services provided to the Fund. The Fund relied upon an opinion of counsel to determine that adding Goodwin as a subadvisor to the Fund did not constitute an assignment of the Advisory Agreement under the Investment Company Act of 1940 because the Advisor and Goodwin are under common management and control and the same investment personnel at PIC would continue to provide investment services to the Fund at Goodwin. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day-to-day investment management for the Fund.

    During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory and Subadvisory Agreements, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decisions.

ADVISORY AGREEMENT CONSIDERATIONS AT
NOVEMBER 15-16, 2006 MEETING

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives and brokerage commissions. The Board noted that PIC is responsible for managing the Fund's investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage the Fund, and its current experience in acting as an investment advisor to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund underperformed its benchmark for all periods ended September 30, 2006. The Board noted, however, that Management explained that the underperformance was due to the Fund's high quality orientation, but that the Fund's new investment strategy should provide flexibility that should help performance. The Board determined that it was satisfied with the changes and explanation from Management, but it determined that the Fund should remain on the list of funds to be monitored.

    PROFITABILITY. The Board also considered the level of profits expected to be realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund's profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation for the Fund appeared reasonable. The Board also noted the expense caps in place for the Fund. The Board concluded that the expected profitability to PIC from the Fund was reasonable.

    MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. The Board noted that fees were reduced for this Fund in July, 2005. Consideration was given to a comparative analysis of the management fee and total

BOARD  OF  TRUSTEES'   CONSIDERATION  OF  INVESTMENT  ADVISORY  AND  SUBADVISORY
AGREEMENTS  FOR  PHOENIX CA  TAX-EXEMPT  BOND FUND (THE  "FUND")
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


expense ratio of the Fund compared with those of a group of funds selected by Lipper. The Board noted that the total expenses of the Fund were higher than all the comparable funds in its peer group, and that the management fee was below the median for the peer group. The Board noted that as of March 1, 2006, the expense cap to limit total expenses was reduced to 0.85%, which was at the median of the expenses of the peer group and would remain contractually in place through August 30, 2007. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fees and expenses were reasonable.

    ECONOMIES OF SCALE. The Board noted that the Fund's management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS AT
MARCH 1, 2007 MEETING

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to the Fund would be reasonable. The Board's opinion was based, in part, upon the fact that effective January 1, 2007, the fixed income division of PIC became affiliated with a separate registered investment advisor known as Goodwin Capital Advisers, Inc. Previously, Goodwin had operated under another name. The Board noted that the portfolio management team had an average of over 16 years of experience in the investment management business and this team would continue to serve the Fund in the same manner under the Goodwin name. Because of Goodwin's previous and continued affiliation with PIC and the portfolio management team's extensive experience, the Board concluded that the nature, extent and quality of services would continue. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to be paid to portfolio managers was the relative investment performance of the funds that they managed, which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Funds prepared by Lipper and reviewed by the Board for a November 15-16, 2006 Board meeting based on the foregoing performance discussions. Based on the foregoing performance discussions, the Board determined that the investment performance of the Fund was reasonable.

    PROFITABILITY. The Board did not separately review profitability information for the Subadvisor because such information was not available.

    SUBADVISORY FEE. The Board reviewed the proposed subadvisory fee and determined that the fee was in line with industry standards. The Board also noted that the subadvisory fee is paid by PIC and not by the Fund.

    ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC, because PIC pays the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                        PHOENIX CA TAX-EXEMPT BOND FUND
                                OCTOBER 31, 2006
                                  (UNAUDITED)



    At a special meeting of shareholders of Phoenix CA Tax-Exempt Bond Fund (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:
                                                       FOR             AGAINST
                                                     --------        -----------
    To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected

    E. Virgil Conway .............................   32,684,960        961,999
    Harry Dalzell-Payne ..........................   32,684,960        961,999
    Daniel T. Geraci .............................   32,688,180        958,779
    Francis E. Jeffries ..........................   32,684,960        961,999
    Leroy Keith, Jr. .............................   32,688,180        958,779
    Marilyn E. LaMarche ..........................   32,684,960        961,999
    Philip R. McLoughlin .........................   32,688,180        958,779
    Geraldine M. McNamara ........................   32,688,180        958,779
    James M. Oates ...............................   32,688,180        958,779
    Richard E. Segerson ..........................   32,688,180        958,779
    Ferdinand L.J. Verdonck ......................   32,688,180        958,779

    NUMBER OF ELIGIBLE UNITS VOTED:
                                                       FOR             AGAINST          ABSTAIN
                                                     --------        -----------      -----------
    To ratify  the  appointment  of
    PricewaterhouseCoopers LLP  as the
    independent  registered public accounting
    firm for the  Trusts .........................   32,623,997        143,409          879,552


                         RESULTS OF SHAREHOLDER MEETING
                        PHOENIX CA TAX-EXEMPT BOND FUND
                               NOVEMBER 21, 2006
                                  (UNAUDITED)


    At a special meeting of shareholders of Phoenix CA Tax-Exempt Bond Fund (the "Fund") held on November 21, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                              FOR             AGAINST          ABSTAIN        BROKER NON-VOTES
                                                            --------        -----------      -----------      -----------------
To approve a proposal to permit Phoenix Investment
Counsel, Inc. to hire and replace subadvisers or to
modify subadvisory agreements without shareholder
approval ..............................................     1,912,042        195,451           74,932            562,021

To approve the amendment of fundamental
restrictions of the Fund with respect to loans ........     1,914,755        165,826          101,844            562,021

To approve a proposal to reclassify the investment
objective of the Investment Objective Funds from
fundamental to non-fundamental ........................     1,883,615        168,515          130,295            562,021


FUND MANAGEMENT TABLES (UNAUDITED)




    Information pertaining to the Trustees and officers of the Trust as of April 30, 2007, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

    The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.




INDEPENDENT TRUSTEES


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway            Served since       59         Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
  Rittenhouse Advisors, LLC   1983.                         Trustee/Director, Phoenix Funds Complex (1983-present).
  101 Park Avenue                                           Trustee/Director, Realty Foundation of New York (1972-present), Josiah
  New York, NY 10178                                        Macy, Jr. Foundation (Honorary) (2004-present), Pace University
  DOB: 8/2/29                                               (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
                                                            Boy Scouts of America (1985-present), The Academy of Political Science
                                                            (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                            (1989-present), Colgate University (Trustee Emeritus) (2004-present).
                                                            Director/Trustee, The Harlem Youth Development Foundation, (Chairman)
                                                            (1998-2002), Consolidated Edison Company of New York, Inc. (1970-2002),
                                                            Atlantic Mutual Insurance Company (1974-2002), Centennial Insurance
                                                            Company (1974-2002), Union Pacific Corp. (1978-2002), Accuhealth
                                                            (1994-2002), Pace University (1978-2003), New York Housing Partnership
                                                            Development Corp. (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                            (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne         Served since       59         Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
  The Flat, Elmore Court      1983.
  Elmore, GL0S, GL2 3NT
  U.K.
  DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries         Served since       60         Director, The Empire District Electric Company (1984-2004).
  8477 Bay Colony Dr. #902    1995.                         Trustee/Director, Phoenix Funds Complex (1987-present).
  Naples, FL 34108
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.            Served since       57         Partner, Stonington Partners, Inc. (private equity fund) (2001-present).
  Stonington Partners, Inc.   1993.                         Director/Trustee, Evergreen Funds (88 portfolios) (1989-present).
  736 Market Street,                                        Trustee, Phoenix Funds Family (1980-present). Director, Diversapak
  Suite 1430                                                (2002-present), Obaji Medical Products Company (2002-present). Director,
  Chattanooga, TN 37402                                     Lincoln Educational Services (2002-2004).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara       Served since       59         Retired. Trustee/Director, Phoenix Funds Complex (2001-present).
  40 East 88th Street         2001.                         Managing Director, U.S. Trust Company of New York (private bank)
  New York, NY 10128                                        (1982-2006).
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------


                                                  INDEPENDENT TRUSTEES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates              Served since       57         Trustee/Director, Phoenix Funds Family (1987-present). Managing
  c/o Northeast Partners      1993.                         Director, Wydown Group (consulting firm) (1994-present). Director,
  150 Federal Street,                                       Investors Financial Service Corporation (1995-present), Investors Bank &
  Suite 1000                                                Trust Corporation (1995-present), Stifel Financial (1996-present),
  Boston, MA 02110                                          Connecticut River Bancorp (1998-present), Connecticut River Bank
  DOB: 5/31/46                                              (1999-present), Trust Company of New Hampshire (2002-present). Chairman,
                                                            Emerson Investment Management, Inc. (2000-present). Independent
                                                            Chairman, John Hancock Trust (93 Portfolios) (since 2005), Trustee, John
                                                            Hancock Funds II (74 Portfolios) (since 2005), Trustee, John Hancock
                                                            Trust (2004-present). Director/Trustee, 1Mind, Inc. (formerly 1Mind.com)
                                                            (2000-2002), Plymouth Rubber Co. (1995-2003). Director and Treasurer,
                                                            Endowment for Health, Inc. (2000-2004). Chairman, Hudson Castle Group,
                                                            Inc. (Formerly IBEX Capital Markets, Inc.) (financial services)
                                                            (1997-2006). Trustee, John Hancock Funds III (8 Portfolios) (2005-2006).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson         Served since       57         Managing Director, Northway Management Company (1998-present).
  73 Briggs Way               1983.                         Trustee/Director, Phoenix Funds Family (1983-present).
  Chatham, MA 02633
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L.J. Verdonck     Served since       57         Chairman, Amsterdam Molecular Therapeutics N.V. (Biotechnology) (since
  Nederpolder, 7              2006.                         2007). Director, Galapagos N.V. (Biotechnology) (2005-present). Trustee,
  B-9000 Gent, Belgium                                      Phoenix Funds Family (2004-present). Director EASDAQ (Chairman)
  DOB: 7/30/42                                              (2001-present), The JP Morgan Fleming Continental European Investment
                                                            Trust (1998-present), Groupe SNEF (1998-present). Managing Director,
                                                            Almanij N.V. (1992-2003). Director, KBC Bank and Insurance Holding
                                                            Company (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                            (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco
                                                            N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                            Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Director, Degussa
                                                            Antwerpen N.V. (1998-2004), Santens N.V. (1999-2004), Banco Urquijo
                                                            (Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

    Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward(1)        Served since       57         Senior Executive Vice President and President, Asset Management, The
  DOB: 8/17/64                November 2006.                Phoenix Companies, Inc. (since 2007). Director (2006-present), President
                                                            (2006-present) and Chief Operating Officer (2004-present), Phoenix
                                                            Investment Partners, Ltd. Director (2006-present) and President (since
                                                            2007), DPCM Holding, Inc. Director and Executive Vice President, Duff &
                                                            Phelps Investment Management Co. (2006-present). Director (2006-present)
                                                            and Executive Vice President (2005-present), Engemann Asset Management.
                                                            President, Euclid Advisers, LLC (2006-present). Director (2006-present)
                                                            and Executive Vice President (2005-present), Goodwin Capital Advisers,
                                                            Inc. Executive Vice President, Kayne Anderson Rudnick Investment
                                                            Management, LLC (since 2007). Director and President, Pasadena Capital
                                                            Corporation (2006-present). Director and Executive Vice President,
                                                            Phoenix Equity Planning Corporation (2005-present). Director and
                                                            President, Phoenix Investment Counsel, Inc. (2006-present). President,
                                                            Phoenix/Zweig Advisers, LLC (2006-present). Executive Vice President,
                                                            PXP Securities Corp. (2005-present). Director and President, Rutherford
                                                            Financial Corporation (2006-present). Executive Vice President,
                                                            Rutherford, Brown & Catherwood, LLC (2006-present). Executive Vice
                                                            President, SCM Advisers LLC (2006-present). President, the Phoenix Funds
                                                            Family (2006-present). Previously, Vice President, Phoenix Life
                                                            Insurance Company (2002-2004). Vice President, The Phoenix Companies,
                                                            Inc. (2003-2004). Vice President, Finance, Phoenix Investment Partners,
                                                            Ltd. (2001-2002). Executive Vice President, the Phoenix Funds Family
                                                            (2004-2006). Executive Vice President, Phoenix Investment Partners, Ltd.
                                                            (2004-2006), Phoenix Investment Counsel, Inc. (2005-2006), Euclid
                                                            Advisers, LLC (2005-2006), Rutherford Financial Corporation (2005-2006),
                                                            Phoenix/Zweig Advisers, LLC (2005-2006) and DPCM Holding, Inc.
                                                            (2005-2007). Senior Vice President and Chief Operating Officer, Asset
                                                            Management, The Phoenix Companies, Inc. (2004-2007).
------------------------------------------------------------------------------------------------------------------------------------
  Marilyn E. LaMarche(2)      Served since       57         Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
  Lazard Freres & Co. LLC     2005.                         Trustee/Director, Phoenix Funds Family (2002-present). Director, The
  30 Rockefeller Plaza,                                     Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
  59th Floor                                                (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix
    Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
    Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.


                                                  INTERESTED TRUSTEES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Philip R. McLoughlin(3)     Served since       77         Partner, Cross Pond Partners, LLC (2006-present). Director, PXRE
  200 Bridge Street           1999.                         Corporation (Reinsurance) (1985-present), World Trust Fund
  Chatham, MA 02633                                         (1991-present). Director/Trustee, Phoenix Funds Complex (1989-present).
  DOB: 10/23/46               Chairman                      Management Consultant (2002-2004), Chairman (1997-2002), Chief Executive
                                                            Officer (1995-2002), Director (1995-2002), Phoenix Investment Partners,
                                                            Ltd., Director and Executive Vice President, The Phoenix Companies, Inc.
                                                            (2000-2002). Director (1994-2002) and Executive Vice President,
                                                            Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                            (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                            Director (1982-2002), Chairman (2000-2002) and President (1990-2000),
                                                            Phoenix Equity Planning Corporation. Chairman and President,
                                                            Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and
                                                            President (April 2002-September 2002), Phoenix Investment Management
                                                            Company. Director and Executive Vice President, Phoenix Life and Annuity
                                                            Company (1996-2002). Executive Vice President (1994-2002) and Chief
                                                            Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                            Director, Phoenix National Trust Holding Company (2001-2002). Director
                                                            (1985-2002), Vice President (1986-2002) and Executive Vice President
                                                            (April 2002-September 2002), PM Holdings, Inc. Director, WS Griffith
                                                            Associates, Inc. (1995-2002). Director, WS Griffith Securities, Inc.
                                                            (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
     NAME, ADDRESS AND         TRUST AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH               TIME SERVED                                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss            Senior Vice President         Assistant Treasurer (2001-present), Vice President, Fund Accounting
  DOB: 11/24/52               since 2006.                   (1994-2000), Phoenix Equity Planning Corporation. Vice President,
                                                            Phoenix Investment Partners, Ltd. (2003-present). Senior Vice President, the Phoenix Funds Family (since 2006). Vice President, The Phoenix Edge
                                                            Series Fund (1994-present), Treasurer, The Zweig Fund Inc. and The Zweig
                                                            Total Return Fund Inc. (2003- present). Chief Financial Officer
                                                            (2005-2006) and Treasurer (1994-2006), or Assistant Treasurer
                                                            (2005-2006), certain funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman          Senior Vice President         Senior Vice President, Asset Management Product Development, The Phoenix
  DOB: 7/27/62                since 2004.                   Companies, Inc. (since 2006). Senior Vice President, Asset Management
                                                            Product Development, Phoenix Investment Partners, Ltd. (2005-present).
                                                            Director and President, Phoenix Equity Planning Corporation (since
                                                            2006). Senior Vice President, Phoenix Investment Counsel, Inc. (since
                                                            2006). Director, DPCM Holdings, Inc., Duff & Phelps Investment
                                                            Management Company and Pasadena Capital Corporation (since 2006).
                                                            President, PXP Securities Corp. (2004-present). Senior Vice President, the Phoenix Funds Family (2004-present). Senior Vice President and Chief
                                                            Administrative Officer, Phoenix Investment Partners, Ltd., (2003-2004).
                                                            Senior Vice President and Chief Administrative Officer, Phoenix Equity
                                                            Planning Corporation (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch                Vice President and            Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
  c/o Zweig-Dimenna           Chief Compliance              Vice President and Chief Compliance Officer, certain Funds within the
  Associates, LLC             Officer since 2004.           Phoenix Fund Complex (2004-present). Vice President, The Zweig Total
  900 Third Avenue                                          Return Fund, Inc. (2004-present). Vice President, The Zweig Fund, Inc.
  New York, NY 10022                                        (2004-present). President and Director of Watermark Securities, Inc.
  DOB: 9/23/45                                              (1991-present). Assistant Secretary of Gotham Advisors Inc.
                                                            (1990-present). Secretary, Phoenix-Zweig Trust (1989-2003). Secretary,
                                                            Phoenix-Euclid Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
  W. Patrick Bradley          Chief Financial Officer       Vice President, Fund Administration, Phoenix Investment Partners, Ltd.
  DOB: 3/2/72                 and Treasurer since 2006.     (2004-present). Chief Financial Officer and Treasurer (2006-present) or
                                                            Chief Financial Officer and Treasurer (2005-present), certain funds within the Phoenix Fund Family. Vice President, Chief Financial Officer,
                                                            Treasurer and Principal Accounting Officer, The Phoenix Edge Series Fund
                                                            (2006-present). Assistant Treasurer, certain funds within the Phoenix
                                                            Fund Complex (2004-2006). Senior Manager (2002-2004), Manager
                                                            (2000-2002), Audit, Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
 Kevin J. Carr                Vice President,               Vice President and Counsel, Phoenix Life Insurance Company
 One American Row             Chief Legal Officer,          (2005-present). Vice President, Counsel, Chief Legal Officer and
 Hartford, CT 06102           Counsel and                   Secretary of certain funds within the Phoenix Fund Family
 DOB: 8/30/54                 Secretary since 2005.         (2005-present). Compliance Officer of Investments and Counsel, Travelers
                                                            Life & Annuity Company (January 2005-May 2005). Assistant General
                                                            Counsel, The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX CA TAX-EXEMPT BOND FUND
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck


OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
W. Patrick Bradley, Chief Financial Officer and
   Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899


TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707


HOW TO CONTACT US
Mutual Fund Services           1-800-243-1574
Advisor Consulting Group       1-800-243-4361
Telephone Orders               1-800-367-5877
Text Telephone                 1-800-243-1926
Web site                     PHOENIXFUNDS.COM



--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                            ---------------
                                                               PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                            ---------------


[GRAPHIC OMITTED]

PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP742                                                                   6-07
BPD31885




ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3) Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,100 for 2007 and $28,100 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,500 for 2007 and $4,750 for 2006.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Phoenix CA Tax-Exempt Bond Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b)  Not applicable for 2007; not applicable for 2006

               (c)  100% for 2007; 100% for 2006

               (d)  Not applicable for 2007; not applicable for 2006

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $925,803 for 2007 and $925,586 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix CA Tax-Exempt Bond Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date  June 26, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date  June 26, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer (principal financial officer)

Date  June 26, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.